Real Estate Owned	12 Months Ended
Dec. 31, 2011
REAL ESTATE OWNED

3. REAL ESTATE OWNED

Real estate assets owned by the Company consist of income producing operating properties, properties under development, land held for future development and properties deemed as held for sale. As of December 31, 2011, the Company owned and consolidated 163 communities in 11 states and the District of Columbia totaling 47,343 apartment homes. The following table summarizes the carrying amounts for our real estate owned (at cost) as of December 31, 2011 and 2010 (dollar amounts in thousands):

	December 31,
	2011	2010
Land	$1,821,762	$1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Land	115,198	61,557
Construction in progress	131,601	35,462
Held for sale:
Land	98,340	269,185
Building and improvements	410,123	787,273
Furniture, fixtures and equipment	49,862	77,867

Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Real estate owned, net	$6,242,744	$5,243,021

The following table summarizes UDR’s real estate community acquisitions for the year ended December 31, 2011 (dollar amounts in thousands):

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
388 Beale	San Francisco, CA	April 2011	227	90,500
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
View 14	Metropolitan D.C.	June 2011	185	105,538
Rivergate	New York, NY	July 2011	706	443,403
21 Chelsea	New York, NY	August 2011	210	138,930
95 Wall	New York, NY	August 2011	507	328,914

			3,161	$1,539,535

(a)	The purchase price is the contractual sales price between UDR and the third party and does not include any costs that the Company incurred in the pursuit of the property or the recorded difference between the agreed upon value and the fair value of the OP Units issued as part of the consideration paid.

During the year ended December 31, 2011, the Company also acquired three parcels of land located in Huntington Beach, California; Addison, Texas; and Boston, Massachusetts for a gross purchase price of $34.3 million.

During the year ended December 31, 2011, the Company entered into a joint venture to acquire and redevelop an existing commercial property. See Note 5, Joint Ventures.

In April 2011, the Company and the Operating Partnership closed on the acquisition of 10 Hanover Square. The community was acquired for $259.8 million, which included assumed debt with a fair value of $208.1 million, and the issuance of 2,569,606 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $24.47 at the settlement date.

In April 2011, the Company and the Operating Partnership completed a $500.0 million asset exchange whereby UDR acquired 388 Beale, and the Operating Partnership acquired 14 North, and Inwood West. The communities acquired were valued at $263.0 million representing their estimated fair value. The Company paid $28.1 million of cash and assumed debt with a fair value of $61.7 million. UDR sold two multifamily apartment communities (434 homes) and the Operating Partnership sold four multifamily apartment communities (984 homes) located in California as part of the transaction. (See Note 4, Discontinued Operations, for further discussion of real estate community dispositions.)

In August 2011, the Company and the Operating Partnership closed on the acquisition of 95 Wall. The community was acquired for $328.9 million, which included the issuance of 1,802,239 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $26.71 at the settlement date.

The Company records the fair value of the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. When recording the acquisition of a community, the Company first assigns fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. The Company estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up.

Total acquisition value of the communities, including the difference between the agreed upon value of the OP Units and the fair value of the OP Units issued at the acquisition date (if applicable), was recorded $301.7 million to land; $1.2 billion to buildings and improvements; $6.1 million to furniture, fixtures, and equipment; $39.6 million to intangible assets; $3.1 million to intangible below market lease liabilities; and $305.5 million to assumed debt.

The Company’s results of operations include operating revenues of $58.4 million and loss from continuing operations of $26.9 million of the acquired properties from the acquisition dates to December 31, 2011.

The unaudited pro forma information below summarizes the Company’s combined results of operations for the years ended December 31, 2011, and 2010 as though the above acquisitions were completed on January 1, 2010. The information for the years ended December 31, 2011 and 2010 includes pro forma results for the portion of the period prior to the acquisition date and actual results from the date of acquisition through the end of the period. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor does it purport to represent the Company’s results of operations for future periods (in thousands except for per share amounts).

	December 31,
	2011	2010
Pro forma revenues	$672,074	$576,494
Pro forma loss attributable to common stockholders	(4,309)	(109,442)
Proforma loss attributable to common stockholders - basic	(0.02)	(0.64)
Pro forma loss attributable to common stockholders - diluted	(0.02)	(0.64)

During the year ended December 31, 2010, the Company acquired five operating communities with 1,374 apartment homes for a total purchase price of $412.0 million and a parcel of land for a total gross purchase price of $23.6 million.

During the year ended December 31, 2009, the Company acquired one community with 289 apartment homes in Dallas, Texas.

The Company incurred $4.8 million, $2.9 million and $0 of acquisition-related costs during the years ended December 31, 2011, 2010 and 2009, respectively. These expenses are classified on the Consolidated Statements of Operations in the line item entitled “General and administrative”.

United Dominion Realty L.P
REAL ESTATE OWNED
3.	REAL ESTATE OWNED

Real estate assets owned by the Operating Partnership consists of income producing operating properties and land held for future development. As of December 31, 2011, the Operating Partnership owned and consolidated 77 communities in 8 states plus the District of Columbia totaling 23,160 apartment homes. The following table summarizes the carrying amounts for our real estate owned (at cost) as of December 31, 2011 and 2010 (dollar amounts in thousands):

	December 31,
	2011	2010
Land	$1,008,077	$869,345
Depreciable property - held and used:
Buildings and improvements	2,942,125	2,274,895
Furniture, fixtures and equipment	111,392	100,794
Held for sale:
Land	13,449	120,579
Buildings and improvements	93,127	299,026
Furniture, fixtures and equipment	9,035	15,530
Under development:
Land	16,385	—
Construction in progress	10,408	—
Land held for future development	1,300	26,015

Real estate owned	4,205,298	3,706,184
Accumulated depreciation	(976,358)	(884,083)

Real estate owned, net	$3,228,940	$2,822,101

The following table summarizes the Operating Partnership’s real estate community acquisitions for the year ended December 31, 2011 (dollars in thousands).

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
95 Wall	New York, NY	August 2011	507	328,914

			1,833	$761,164

(a)	The purchase price is the contractual sales price by the Operating Partnership and the third party and does not include any costs that the Operating Partnership incurred in the pursuit of the property or the recorded difference between the agreed upon value and the fair value of the OP Units issued as part of the consideration paid.

In August 2011, UDR, through the Operating Partnership closed on the acquisition of 95 Wall. The community was acquired for $328.9 million, which included the issuance of 1,802,239 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $26.71 at the settlement date.

On April 1, 2011, UDR, through the Operating Partnership closed on the acquisition of 10 Hanover Square. The community was acquired for $259.8 million, which included assumed debt with a fair value of $208.1 million, and the issuance of 2,569,606 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $24.47 at the settlement date.

On April 5, 2011, UDR and the Operating Partnership completed a $500.0 million asset exchange with an unaffiliated third party whereby UDR acquired 388 Beale, and the Operating Partnership acquired 14 North, and Inwood West. The communities acquired were valued at $263.0 million representing their estimated fair value. The Company and the Operating Partnership paid $28.1 million of cash and assumed debt with a fair value of $61.7 million. UDR sold two multifamily apartment communities (434 homes) and the Operating Partnership sold four multifamily apartment communities (984 homes) located in California as part of the transaction. (See Note 4, Discontinued Operations, for further discussion of real estate community dispositions.)

The Operating Partnership records the fair value of the tangible and identifiable intangible assets acquired based on their estimated fair value. When recording the acquisition of a community, the Operating Partnership first assigns fair value costs to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. The Operating Partnership estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up.

Total acquisition value of the communities, including the difference between the agreed upon value of the OP Units and the fair value of the OP Units issued at the acquisition date (if applicable), was recorded $130.8 million to land; $621.2 million to buildings and improvements; $3.5 million to furniture, fixtures, and equipment; $30.5 million to intangible assets; $1.3 million to intangible below market lease liabilities; and $269.7 million of assumed debt.

Operating revenues of $32.5 million and a loss from operations of $22.3 million of the acquired properties were included in the Operating Partnership’s results of operations from the acquisition dates to December 31, 2011.

The unaudited pro forma information below summarizes the Operating Partnership’s combined results of operations for the year ended December 31, 2011 and 2010 as though the above acquisitions were completed on January 1, 2010. The information for the years ended December 31, 2011, and 2010 includes pro forma results for the portion of the period prior to the acquisition date and actual results from the date of acquisition through the end of the period. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor do they purport to represent the Operating Partnership’s results of operations for future periods (in thousands except for per share amounts).

	December 31,
	2011	2010
Pro forma revenues	$376,005	$326,146
Pro forma income/(loss) attributable to OP unitholders	20,760	(31,426)
Pro forma earnings per OP unit- basic:
Net income/(loss) attributable to OP unitholders	$0.11	$(0.17)
Earnings per common share- diluted:
Net income/(loss) attributable to OP unitholders	$0.11	$(0.17)

The Operating Partnership incurred $2.3 million of acquisition related costs during the years ended December 31, 2011. These expenses are classified on the Consolidated Statements of Operations line item entitled “General and administrative”.

The Operating Partnership did not have any acquisitions and did not incur any acquisition related costs during the years ended December 31, 2010 and 2009.